Schedule of Marketable Securities Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Unrealized loss on marketable equity securities - related party		$ (27,160)	$ (5,255)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance - December 31, 2023
Acquisition of marketable equity securities - related party	345,893
Unrealized loss on marketable equity securities - related party	(19,758)
Balance - March 31, 2024	$ 326,135